Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fixed-maturity securities:
Available-for-sale, at fair value (amortized cost of $79,180,533 and $72,953,379, respectively)	$ 80,734,468	$ 79,211,785
At fair value through income (amortized cost of $36,474 and $40,535 respectively)	37,111	41,223
Held to maturity, at amortized cost (fair value of $5,279 and $204,489, respectively)	55	180,398
Mortgage loans on real estate (net of valuation allowances of $37,400 and $35,000, respectively)	8,788,018	7,182,169
Short-term securities	4,454	47,897
Derivatives	591,609	721,736
Loans to affiliates	33,005	850,115
Policy loans	163,129	160,141
Acquired loans	224,083	201,268
Equity securities:
Available-for-sale (cost of $71,005 and $6,180, respectively)	68,611	6,226
Trading (cost of $299,017 and $296,992, respectively)	292,816	314,023
Other invested assets	92,977	75,041
Total investments	91,030,336	88,992,022
Cash and cash equivalents	3,608,092	3,832,569
Accrued investment income	1,043,464	919,332
Receivables (net of allowance for uncollectible accounts of $5,560 and $6,631, respectively)	401,926	150,871
Reinsurance recoverables and receivables	4,433,499	4,205,860
Deferred acquisition costs	6,283,236	4,362,771
Net deferred tax asset	542,971
Other assets	2,131,148	1,855,159
Assets, exclusive of separate account assets	109,474,672	104,318,584
Separate account assets	28,243,123	30,789,371
Total assets	137,717,795	135,107,955
Policyholder liabilities:
Account balances and future policy benefit reserves (includes $1,055,301 and $392,388 measured at fair value under the fair value option at December 31, 2015 and 2014)	97,314,497	91,358,761
Policy and contract claims	517,925	443,444
Unearned premiums	154,116	130,701
Other policyholder funds	296,222	331,364
Total policyholder liabilities	98,282,760	92,264,270
Derivative liability	350,321	448,220
Mortgage notes payable	84,761	92,184
Net deferred tax liability		459,506
Other liabilities	4,240,504	3,278,054
Liabilities, exclusive of separate account liabilities	102,958,346	96,542,234
Separate account liabilities	28,243,123	30,789,371
Total liabilities	131,201,469	127,331,605
Stockholder's equity:
Common stock, $1 par value. Authorized, 40,000,000 shares; issued and outstanding, 20,000,001 shares at December 31, 2015 and 2014	20,000	20,000
Additional paid-in capital	4,053,371	4,053,371
Retained earnings	1,935,102	1,906,931
Accumulated other comprehensive income, net of tax	488,950	1,777,145
Total stockholder's equity	6,516,326	7,776,350
Total liabilities and stockholder's equity	137,717,795	135,107,955
Class A, Series A preferred stock
Stockholder's equity:
Preferred stock, value	8,909	8,909
Class A, Series B preferred stock
Stockholder's equity:
Preferred stock, value	$ 9,994	$ 9,994